Note 12 - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Capital Leases, Future Minimum Payments Due, Next Twelve Months	$ 76
2016	522
2016	598
2017	76
2017	372
2017	448
2018	15
2018	234
2018	249
2019	15
2019	73
2019	88
2020	15
2020	15
Thereafter	480
Thereafter	480
Total minimum lease payments	677
Total minimum lease payments	1,201
Total minimum lease payments	1,878
Less: amounts representing interest	344
Present value of minimum lease payments	333
Less: current portion of obligations under capital leases	59
Long-term portion of obligations under capital leases	$ 274